1. BASIS OF PRESENTATION (Details Narrative) $ in Thousands	Dec. 31, 2015 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 122,600
Working capital	$ 3,400